Share-based compensation plans - Share options number and weighted average price (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year | shares	6,158,539	8,617,097
Options granted | shares	0	0
Options forfeited | shares	(18,005)	(81,991)
Options expired | shares	(886,009)	(1,911,558)
Options exercised | shares	(1,796,524)	(465,009)
End of year | shares	3,458,001	6,158,539
Weighted average exercisable price - beginning of year	$ 16.98	$ 17.44
Weighted average exercisable price for options granted	0	0
Weighted average exercisable price for options forfeited	26.08	22.22
Weighted average exercisable price for options expired	22.05	20.14
Weighted average exercise price for options exercised	14.90	11.56
Weighted average exercisable price - end of year	$ 16.72	$ 16.98
Exercisable | shares	3,162,415	5,076,226
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	3,458,001	6,158,539
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 16.72	$ 16.98
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	3,162,415	5,076,226
Options exercisable - Weighted average exercisable price	$ 16.85	$ 17.73
$11.32 - 15.83 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares	1,833,572
Weighted average exercisable price - end of year	$ 14.56
Exercisable | shares	1,537,986
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	1,833,572
Options outstanding - Weighted average remaining life	4 years 2 months 12 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 14.56
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	1,537,986
Options exercisable - Weighted average exercisable price	$ 14.43
$11.32 - 15.83 [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	11.32
$11.32 - 15.83 [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 15.83
$15.84 - 26.81 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares	1,624,429
Weighted average exercisable price - end of year	$ 19.15
Exercisable | shares	1,624,429
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	1,624,429
Options outstanding - Weighted average remaining life	1 year 6 months
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 19.15
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	1,624,429
Options exercisable - Weighted average exercisable price	$ 19.15
$15.84 - 26.81 [member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	15.84
$15.84 - 26.81 [member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 26.81